Summary of Significant Accounting Policies - Summary of Scope of Consolidation (Detail)	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 SGD ($)	Dec. 31, 2023 JPY (¥)	Dec. 31, 2023 MOP (MOP$)	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2023 DKK (kr)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 PEN (S/)	Dec. 31, 2022 HKD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 SGD ($)	Dec. 31, 2022 JPY (¥)	Dec. 31, 2022 MOP (MOP$)	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2022 DKK (kr)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 PEN (S/)
Fosun Fashion Group (Cayman) Limited [member]
Disclosure of subsidiaries [line items]
Company	Fosun Fashion Group (Cayman) Limited	Fosun Fashion Group (Cayman) Limited
Registered office	Grand Cayman, Cayman Islands	Grand Cayman, Cayman Islands
Nominal value of registered capital | €	€ 50,000	€ 50,000
Proportion of ownership interest in subsidiary	100.00%	100.00%
Fosun Fashion Investment Holdings (HK) Limited [member]
Disclosure of subsidiaries [line items]
Company	Fosun Fashion Investment Holdings (HK) Limited	Fosun Fashion Investment Holdings (HK) Limited
Registered office	Hong Kong, P.R.C.	Hong Kong, P.R.C.
Nominal value of registered capital			$ 100												$ 100
Proportion of ownership interest in subsidiary	100.00%	100.00%
Fosun Fashion (Shanghai) Consulting Management Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Company	Fosun Fashion (Shanghai) Consulting Management Co., Ltd.	Fosun Fashion (Shanghai) Consulting Management Co., Ltd.
Registered office	Shanghai, P.R.C.	Shanghai, P.R.C.
Nominal value of registered capital				$ 500,000												$ 500,000
Proportion of ownership interest in subsidiary	100.00%	100.00%
SJK Investment Holdings Limited. [member]
Disclosure of subsidiaries [line items]
Company	SJK Investment Holdings Limited	SJK Investment Holdings Limited
Registered office	Grand Cayman, Cayman Islands	Grand Cayman, Cayman Islands
Nominal value of registered capital				1,000												1,000
Proportion of ownership interest in subsidiary	100.00%	100.00%
FFG Investment (Luxembourg) S. r.l. [member]
Disclosure of subsidiaries [line items]
Company	FFG Investment (Luxembourg) S.à r.l.	FFG Investment (Luxembourg) S.à r.l.
Registered office	The Grand Duchy of Luxembourg	The Grand Duchy of Luxembourg
Nominal value of registered capital | €	€ 12,000	€ 12,000
Proportion of ownership interest in subsidiary	100.00%	100.00%
Fosun Fashion Brand Management Co., Limited [member]
Disclosure of subsidiaries [line items]
Company	Fosun Fashion Brand Management Co., Limited	Fosun Fashion Brand Management Co., Limited
Registered office	Hong Kong, P.R.C.	Hong Kong, P.R.C.
Nominal value of registered capital			31,878												31,878
Proportion of ownership interest in subsidiary	100.00%	100.00%
Luminary Talent Limited [member]
Disclosure of subsidiaries [line items]
Company	Luminary Talent Limited	Luminary Talent Limited
Registered office	Hong Kong, P.R.C.	Hong Kong, P.R.C.
Nominal value of registered capital			1												1
Proportion of ownership interest in subsidiary	100.00%	100.00%
FFG Lily (Luxembourg) S. r.l. [member]
Disclosure of subsidiaries [line items]
Company	FFG Lily (Luxembourg) S.à r.l.	FFG Lily (Luxembourg) S.à r.l.
Registered office	The Grand Duchy of Luxembourg	The Grand Duchy of Luxembourg
Nominal value of registered capital | €	€ 12,000	€ 12,000
Proportion of ownership interest in subsidiary	100.00%	100.00%
FFG Wisdom (Luxembourg) S. r.l. [member]
Disclosure of subsidiaries [line items]
Company	FFG Wisdom (Luxembourg) S.à r.l.	FFG Wisdom (Luxembourg) S.à r.l.
Registered office	The Grand Duchy of Luxembourg	The Grand Duchy of Luxembourg
Nominal value of registered capital | €	€ 12,000	€ 12,000
Proportion of ownership interest in subsidiary	100.00%	100.00%
Fosun Fashion Brands Management Co., Limited
Disclosure of subsidiaries [line items]
Company	Fosun Fashion Brands Management Co., Limited	Fosun Fashion Brands Management Co., Limited
Registered office	Shanghai, P.R.C.	Shanghai, P.R.C.
Nominal value of registered capital | ¥					¥ 48,805,000												¥ 48,805,000
Proportion of ownership interest in subsidiary	80.00%	100.00%
Virtuoso Investment Holdings Luxembourg S. r.l. [member]
Disclosure of subsidiaries [line items]
Company	Virtuoso Investment Holdings Luxembourg S.à r.l.	Virtuoso Investment Holdings Luxembourg S.à r.l.
Registered office	The Grand Duchy of Luxembourg	The Grand Duchy of Luxembourg
Nominal value of registered capital | €	€ 12,500	€ 12,500
Proportion of ownership interest in subsidiary	100.00%	100.00%
FFG Lucky SAS [member]
Disclosure of subsidiaries [line items]
Company	FFG Lucky SAS	FFG Lucky SAS
Registered office	Paris, France	Paris, France
Nominal value of registered capital | €	€ 1	€ 1
Proportion of ownership interest in subsidiary	100.00%	100.00%
Fosun Fashion (Hainan) Industry Development Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Company	Fosun Fashion (Hainan) Industry Development Co., Ltd.	Fosun Fashion (Hainan) Industry Development Co., Ltd.
Registered office	Hainan, P.R.C.	Hainan, P.R.C.
Nominal value of registered capital				2,000,000												2,000,000
Proportion of ownership interest in subsidiary	100.00%	100.00%
Shanghai Fulang Brand Management (Group) Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Company	Shanghai Fulang Brand Management (Group) Co., Ltd.	Shanghai Fulang Brand Management (Group) Co., Ltd.
Registered office	Shanghai, P.R.C.	Shanghai, P.R.C.
Nominal value of registered capital				3,000,000												3,000,000
Proportion of ownership interest in subsidiary	100.00%	100.00%
Oasis Fashion Holdings Limited [member]
Disclosure of subsidiaries [line items]
Company	Oasis Fashion Holdings Limited	Oasis Fashion Holdings Limited
Registered office	Hong Kong, P.R.C.	Hong Kong, P.R.C.
Nominal value of registered capital			100												100
Proportion of ownership interest in subsidiary	100.00%	100.00%
LANVIN GROUP S.R.L
Disclosure of subsidiaries [line items]
Company	LANVIN GROUP S.R.L	LANVIN GROUP S.R.L
Registered office	Milan, Italy	Milan, Italy
Nominal value of registered capital | €	€ 10,000	€ 10,000
Proportion of ownership interest in subsidiary	100.00%	100.00%
Lanv Fashion Pte. Ltd. [member]
Disclosure of subsidiaries [line items]
Company	Lanv Fashion Pte. Ltd.	Lanv Fashion Pte. Ltd.
Registered office	Singapore	Singapore
Nominal value of registered capital						$ 1												$ 1
Proportion of ownership interest in subsidiary	100.00%	100.00%
Lanvin Group Fashion (America) Inc. [member]
Disclosure of subsidiaries [line items]
Company	Lanvin Group Fashion (America) Inc.	Lanvin Group Fashion (America) Inc.
Registered office	Newark, U.S.A.	Newark, U.S.A.
Nominal value of registered capital				20												20
Proportion of ownership interest in subsidiary	100.00%	100.00%
Lanvin Group Fabric Development Technology (Haining) Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Company	Lanvin Group Fabric Development Technology (Haining) Co., Ltd.	Lanvin Group Fabric Development Technology (Haining) Co., Ltd.
Registered office	Haining, P.R.C.	Haining, P.R.C.
Nominal value of registered capital | ¥					1,000,000												1,000,000
Proportion of ownership interest in subsidiary	60.00%
Fulang (Zhuhai Hengqin) Fashion Industry Development Co., Ltd [Member]
Disclosure of subsidiaries [line items]
Company	Fulang (Zhuhai Hengqin) Fashion Industry Development Co., Ltd.	Fulang (Zhuhai Hengqin) Fashion Industry Development Co., Ltd.
Registered office	Zhuhai, P.R.C.	Zhuhai, P.R.C.
Nominal value of registered capital				2,000,000												2,000,000
Proportion of ownership interest in subsidiary	100.00%
Arpge SAS [member]
Disclosure of subsidiaries [line items]
Company	Arpège SAS	Arpège SAS
Registered office	Paris, France	Paris, France
Nominal value of registered capital | €	€ 91,135,692	€ 91,135,692
Proportion of ownership interest in subsidiary	95.27%	94.28%
Wolford AG [member]
Disclosure of subsidiaries [line items]
Company	Wolford AG	Wolford AG
Registered office	Breagaz, Austria	Breagaz, Austria
Nominal value of registered capital | €	€ 46,337,596.8	€ 46,337,596.8
Proportion of ownership interest in subsidiary	61.02%	58.45%
Raffaele Caruso S.p.A [member]
Disclosure of subsidiaries [line items]
Company	Raffaele Caruso S.p.A	Raffaele Caruso S.p.A
Registered office	Soragna, Italy	Soragna, Italy
Nominal value of registered capital | €	€ 2,937,145	€ 2,937,145
Proportion of ownership interest in subsidiary	100.00%	100.00%
St. John Knits International, Incorporated [member]
Disclosure of subsidiaries [line items]
Company	St. John Knits International, Incorporated	St. John Knits International, Incorporated
Registered office	Delaware, U.S.A.	Delaware, U.S.A.
Nominal value of registered capital				379,547												379,547
Proportion of ownership interest in subsidiary	96.95%	96.95%
Sergio Rossi S.p.A [member]
Disclosure of subsidiaries [line items]
Company	Sergio Rossi S.p.A	Sergio Rossi S.p.A
Registered office	San Mauro Pascoli, Italy	San Mauro Pascoli, Italy
Nominal value of registered capital | €	€ 44,084,197	€ 44,084,197
Proportion of ownership interest in subsidiary	99.09%	99.03%
JEANNE LANVIN [member]
Disclosure of subsidiaries [line items]
Company	JEANNE LANVIN	JEANNE LANVIN
Registered office	Paris, France	Paris, France
Nominal value of registered capital | €	€ 16,297,330	€ 16,297,330
Proportion of ownership interest in subsidiary	95.27%	94.28%
LANVIN MONTECARLO [member]
Disclosure of subsidiaries [line items]
Company	LANVIN MONTE-CARLO	LANVIN MONTE-CARLO
Registered office	Monaco, Monaco	Monaco, Monaco
Nominal value of registered capital | €	€ 150,000	€ 150,000
Proportion of ownership interest in subsidiary	95.17%	94.19%
Lanvin Inc. [member]
Disclosure of subsidiaries [line items]
Company	Lanvin Inc.	Lanvin Inc.
Registered office	New York, U.S.A.	New York, U.S.A.
Nominal value of registered capital				12,028,400												12,028,400
Proportion of ownership interest in subsidiary	95.27%	94.28%
L3F CROISETTE [member]
Disclosure of subsidiaries [line items]
Company	L3F CROISETTE	L3F CROISETTE
Registered office	Paris, France	Paris, France
Nominal value of registered capital | €	€ 20,000	€ 20,000
Proportion of ownership interest in subsidiary	95.27%	94.28%
L1 Bal Harbour LLC [member]
Disclosure of subsidiaries [line items]
Company	L1 Bal Harbour LLC	L1 Bal Harbour LLC
Registered office	Miami, U.S.A.	Miami, U.S.A.
Nominal value of registered capital				1,000												1,000
Proportion of ownership interest in subsidiary	95.27%	94.28%
L2 Crystals LLC [member]
Disclosure of subsidiaries [line items]
Company	L2 Crystals LLC	L2 Crystals LLC
Registered office	Las Vegas, U.S.A.	Las Vegas, U.S.A.
Nominal value of registered capital				1,000												1,000
Proportion of ownership interest in subsidiary	95.27%	94.28%
L3 Madison LLC [member]
Disclosure of subsidiaries [line items]
Company	L3 Madison LLC	L3 Madison LLC
Registered office	New York, U.S.A.	New York, U.S.A.
Nominal value of registered capital				1,000												1,000
Proportion of ownership interest in subsidiary	95.27%	94.28%
L4 Rodeo Drive LLC [member]
Disclosure of subsidiaries [line items]
Company	L4 Rodeo Drive LLC	L4 Rodeo Drive LLC
Registered office	Beverly Hills, U.S.A.	Beverly Hills, U.S.A.
Nominal value of registered capital				1,000												1,000
Proportion of ownership interest in subsidiary	95.27%	94.28%
L5 US ECOM LLC [member]
Disclosure of subsidiaries [line items]
Company	L5 US ECOM LLC	L5 US ECOM LLC
Registered office	New York, U.S.A.	New York, U.S.A.
Nominal value of registered capital				1,000												1,000
Proportion of ownership interest in subsidiary	95.27%	94.28%
L6 MADISON, LLC [member]
Disclosure of subsidiaries [line items]
Company	L6 MADISON, LLC	L6 MADISON, LLC
Registered office	New York, U.S.A.	New York, U.S.A.
Nominal value of registered capital				1,000												1,000
Proportion of ownership interest in subsidiary	95.27%	94.28%
L7 Chicago LLC [member]
Disclosure of subsidiaries [line items]
Company	L7 Chicago LLC	L7 Chicago LLC
Registered office	Chicago, U.S.A.	Chicago, U.S.A.
Nominal value of registered capital				1,000												1,000
Proportion of ownership interest in subsidiary		94.28%
L8 South Coast Plaza LLC [member]
Disclosure of subsidiaries [line items]
Company	L8 South Coast Plaza LLC	L8 South Coast Plaza LLC
Registered office	Costa Mesa, U.S.A.	Costa Mesa, U.S.A.
Nominal value of registered capital				1,000												1,000
Proportion of ownership interest in subsidiary	95.27%	94.28%
L1 SPIGA Srl [member]
Disclosure of subsidiaries [line items]
Company	L1 SPIGA Srl	L1 SPIGA Srl
Registered office	Milan, Italy	Milan, Italy
Nominal value of registered capital | €	€ 46,587	€ 46,587
Proportion of ownership interest in subsidiary	95.27%	94.28%
L1 Outlet Srl [member]
Disclosure of subsidiaries [line items]
Company	L1 Outlet Srl	L1 Outlet Srl
Registered office	San Remo, Italy	San Remo, Italy
Nominal value of registered capital | €	€ 10,000	€ 10,000
Proportion of ownership interest in subsidiary	95.27%	94.28%
LANVIN JAPAN K.K. [member]
Disclosure of subsidiaries [line items]
Company	LANVIN JAPAN K.K	LANVIN JAPAN K.K
Registered office	Tokyo, Japan	Tokyo, Japan
Nominal value of registered capital | ¥							¥ 100,000,000												¥ 100,000,000
Proportion of ownership interest in subsidiary	95.27%	94.28%
LANVIN ASIA PACIFIC Ltd. [member]
Disclosure of subsidiaries [line items]
Company	LANVIN ASIA PACIFIC LIMITED	LANVIN ASIA PACIFIC LIMITED
Registered office	Hong Kong, P.R.C.	Hong Kong, P.R.C.
Nominal value of registered capital			12,000,000												12,000,000
Proportion of ownership interest in subsidiary	95.27%	94.28%
Lans Atelier (SHANGHAI) Trading Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Company	Lans Atelier (SHANGHAI) Trading Co., Ltd.	Lans Atelier (SHANGHAI) Trading Co., Ltd.
Registered office	Shanghai, P.R.C.	Shanghai, P.R.C.
Nominal value of registered capital				50,000,000												50,000,000
Proportion of ownership interest in subsidiary	95.27%	94.28%
LANVIN MACAU LIMITED [member]
Disclosure of subsidiaries [line items]
Company	LANVIN MACAU LIMITED	LANVIN MACAU LIMITED
Registered office	Macao, P.R.C.	Macao, P.R.C.
Nominal value of registered capital | MOP$								MOP$ 25,000												MOP$ 25,000
Proportion of ownership interest in subsidiary	95.27%	94.28%
LANVIN TAIWAN Ltd. [member]
Disclosure of subsidiaries [line items]
Company	LANVIN TAIWAN Ltd.	LANVIN TAIWAN Ltd.
Registered office	Taipei, P.R.C.	Taipei, P.R.C.
Nominal value of registered capital									$ 31,000,000												$ 31,000,000
Proportion of ownership interest in subsidiary	95.27%	94.28%
LANVIN LIMITED [member]
Disclosure of subsidiaries [line items]
Company	LANVIN LIMITED	LANVIN LIMITED
Registered office	London, U.K.	London, U.K.
Nominal value of registered capital | £										£ 1												£ 1
Proportion of ownership interest in subsidiary	95.27%	94.28%
Jeanne Lanvin GmbH [member]
Disclosure of subsidiaries [line items]
Company	Jeanne Lanvin GmbH	Jeanne Lanvin GmbH
Registered office	Munich, Germany	Munich, Germany
Nominal value of registered capital | €	€ 675,000	€ 675,000
Proportion of ownership interest in subsidiary		94.28%
LANVIN JAPAN SERVICE K.K. [Member]
Disclosure of subsidiaries [line items]
Company	LANVIN JAPAN SERVICE K.K.	LANVIN JAPAN SERVICE K.K.
Registered office	Tokyo, Japan	Tokyo, Japan
Nominal value of registered capital | ¥							3,000,000												3,000,000
Lanvin Hong Kong Limited [Member]
Disclosure of subsidiaries [line items]
Company	LANVIN HONG KONG LIMITED	LANVIN HONG KONG LIMITED
Registered office	Hong Kong, P.R.C.	Hong Kong, P.R.C.
Nominal value of registered capital			1												1
Proportion of ownership interest in subsidiary	95.27%
Oriental bright investment bvi limited [member]
Disclosure of subsidiaries [line items]
Company	Oriental Bright Investment (BVI) Limited	Oriental Bright Investment (BVI) Limited
Registered office	Tortola, British Virgin Islands	Tortola, British Virgin Islands
Nominal value of registered capital				1												1
Proportion of ownership interest in subsidiary	95.27%
Wolford proizvodnja in trgovina d.o.o. [member]
Disclosure of subsidiaries [line items]
Company	Wolford proizvodnja in trgovina d.o.o.	Wolford proizvodnja in trgovina d.o.o.
Registered office	Murska Sobota, Slovenia	Murska Sobota, Slovenia
Nominal value of registered capital | €	€ 500,000	€ 500,000
Proportion of ownership interest in subsidiary	61.02%	58.45%
Wolford Deutschland GmbH [member]
Disclosure of subsidiaries [line items]
Company	Wolford Deutschland GmbH	Wolford Deutschland GmbH
Registered office	Bielefeld, Germany	Bielefeld, Germany
Nominal value of registered capital | €	€ 260,000	€ 260,000
Proportion of ownership interest in subsidiary	61.02%	58.45%
Wolford Beteiligungs GmbH [member]
Disclosure of subsidiaries [line items]
Company	Wolford Beteiligungs GmbH	Wolford Beteiligungs GmbH
Registered office	Bregenz, Austria	Bregenz, Austria
Nominal value of registered capital | €	€ 35,000	€ 35,000
Proportion of ownership interest in subsidiary		58.45%
Wolford (Schweiz) AG [member]
Disclosure of subsidiaries [line items]
Company	Wolford (Schweiz) AG	Wolford (Schweiz) AG
Registered office	Opfikon, Switzerland	Opfikon, Switzerland
Nominal value of registered capital | SFr											SFr 200,000												SFr 200,000
Proportion of ownership interest in subsidiary	61.02%	58.45%
Wolford London Ltd. [member]
Disclosure of subsidiaries [line items]
Company	Wolford London Ltd.	Wolford London Ltd.
Registered office	London, U.K.	London, U.K.
Nominal value of registered capital | £										100,000												100,000
Proportion of ownership interest in subsidiary	61.02%	58.45%
Wolford Paris S.A.R.L. [member]
Disclosure of subsidiaries [line items]
Company	Wolford Paris S.A.R.L.	Wolford Paris S.A.R.L.
Registered office	Paris, France	Paris, France
Nominal value of registered capital | €	€ 1,525,000	€ 1,525,000
Proportion of ownership interest in subsidiary	61.02%	58.45%
Wolford Italia S.r.l. [member]
Disclosure of subsidiaries [line items]
Company	Wolford Italia S.r.l.	Wolford Italia S.r.l.
Registered office	Mailand, Italy	Mailand, Italy
Nominal value of registered capital | €	€ 500,000	€ 500,000
Proportion of ownership interest in subsidiary	61.02%	58.45%
Wolford Espaa S.L. [member]
Disclosure of subsidiaries [line items]
Company	Wolford España S.L.	Wolford España S.L.
Registered office	Madrid, Spain	Madrid, Spain
Nominal value of registered capital | €	€ 60,000	€ 60,000
Proportion of ownership interest in subsidiary	61.02%	58.45%
Wolford Scandinavia ApS [member]
Disclosure of subsidiaries [line items]
Company	Wolford Scandinavia ApS	Wolford Scandinavia ApS
Registered office	Kopenhagen, Danmark	Kopenhagen, Danmark
Nominal value of registered capital | kr												kr 800,000												kr 800,000
Proportion of ownership interest in subsidiary	61.02%	58.45%
Wolford America, Inc. [member]
Disclosure of subsidiaries [line items]
Company	Wolford America, Inc.	Wolford America, Inc.
Registered office	New York, U.S.A.	New York, U.S.A.
Proportion of ownership interest in subsidiary	61.02%	58.45%
Wolford Nederland B.V. [member]
Disclosure of subsidiaries [line items]
Company	Wolford Nederland B.V.	Wolford Nederland B.V.
Registered office	Amsterdam, Netherlands	Amsterdam, Netherlands
Nominal value of registered capital | €	€ 50,000	€ 50,000
Proportion of ownership interest in subsidiary	61.02%	58.45%
Wolford Asia Limited [member]
Disclosure of subsidiaries [line items]
Company	Wolford Asia Limited	Wolford Asia Limited
Registered office	Hong Kong, P.R.C.	Hong Kong, P.R.C.
Nominal value of registered capital			2,850,000												2,850,000
Proportion of ownership interest in subsidiary	61.02%	58.45%
Wolford Belgium N.V. [member]
Disclosure of subsidiaries [line items]
Company	Wolford Belgium N.V.	Wolford Belgium N.V.
Registered office	Antwerpen, Belgium	Antwerpen, Belgium
Nominal value of registered capital | €	€ 124,000	€ 124,000
Proportion of ownership interest in subsidiary	61.02%	58.45%
Wolford Canada Inc. [member]
Disclosure of subsidiaries [line items]
Company	Wolford Canada Inc.	Wolford Canada Inc.
Registered office	Vancouver, Canada	Vancouver, Canada
Nominal value of registered capital													$ 100												$ 100
Proportion of ownership interest in subsidiary	61.02%	58.45%
Wolford (Shanghai) Trading Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Company	Wolford (Shanghai) Trading Co., Ltd.	Wolford (Shanghai) Trading Co., Ltd.
Registered office	Shanghai, P.R.C.	Shanghai, P.R.C.
Nominal value of registered capital | €	€ 3,000,000	€ 3,000,000
Proportion of ownership interest in subsidiary	61.02%	58.45%
Wolford Berangere [member]
Disclosure of subsidiaries [line items]
Company	Wolford Berangere	Wolford Berangere
Registered office	Paris, France	Paris, France
Nominal value of registered capital | €	€ 7,622	€ 7,622
Proportion of ownership interest in subsidiary	61.02%	58.45%
St. John Knits, Inc. [member]
Disclosure of subsidiaries [line items]
Company	St. John Knits, Inc.	St. John Knits, Inc.
Registered office	California, U.S.A.	California, U.S.A.
Nominal value of registered capital				379,547.46												379,547.46
Proportion of ownership interest in subsidiary	96.95%	96.95%
ST. JOHN ASIA LIMITED [Member]
Disclosure of subsidiaries [line items]
Company	ST. JOHN ASIA LIMITED	ST. JOHN ASIA LIMITED
Registered office	Hong Kong, P.R.C.	Hong Kong, P.R.C.
Nominal value of registered capital			1,000,000												1,000,000
Proportion of ownership interest in subsidiary	96.95%	96.95%
St. John Canada Corporation [member]
Disclosure of subsidiaries [line items]
Company	St. John Canada Corporation	St. John Canada Corporation
Registered office	Nova Scotia, Canada	Nova Scotia, Canada
Proportion of ownership interest in subsidiary	96.95%	96.95%
St. John China Limited [Member]
Disclosure of subsidiaries [line items]
Company	St. John China Limited	St. John China Limited
Registered office	Hong Kong, P.R.C.	Hong Kong, P.R.C.
Nominal value of registered capital			100												100
Proportion of ownership interest in subsidiary	96.95%	96.95%
St. John China Holdings Limited [member]
Disclosure of subsidiaries [line items]
Company	St. John China Holdings Limited	St. John China Holdings Limited
Registered office	Hong Kong, P.R.C.	Hong Kong, P.R.C.
Nominal value of registered capital				35,000,000												35,000,000
Proportion of ownership interest in subsidiary	77.56%	77.56%
St. John (Shanghai) Trading Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Company	St. John (Shanghai) Trading Co., Ltd.	St. John (Shanghai) Trading Co., Ltd.
Registered office	Shanghai, P.R.C.	Shanghai, P.R.C.
Nominal value of registered capital				7,000,000												7,000,000
Proportion of ownership interest in subsidiary	77.56%	77.56%
St. John de Mexico S.A. de C.V. [member]
Disclosure of subsidiaries [line items]
Company	St. John de Mexico S.A. de C.V.	St. John de Mexico S.A. de C.V.
Registered office	Tijuana Baja, Mexico	Tijuana Baja, Mexico
Nominal value of registered capital | S/														S/ 50,000												S/ 50,000
Proportion of ownership interest in subsidiary	96.95%	96.95%
Shanghai Caruso Trading Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Company	Shanghai Caruso Trading Co., Ltd.	Shanghai Caruso Trading Co., Ltd.
Registered office	Shanghai, P.R.C.	Shanghai, P.R.C.
Nominal value of registered capital | ¥					¥ 1,000,000												¥ 1,000,000
Proportion of ownership interest in subsidiary		100.00%
Sergio Rossi Retail s.r.l. [member]
Disclosure of subsidiaries [line items]
Company	Sergio Rossi Retail s.r.l.	Sergio Rossi Retail s.r.l.
Registered office	San Mauro Pascoli, Italy	San Mauro Pascoli, Italy
Nominal value of registered capital | €	€ 30,000	€ 30,000
Proportion of ownership interest in subsidiary	99.09%	99.03%
Sergio Rossi USA Inc. [member]
Disclosure of subsidiaries [line items]
Company	Sergio Rossi USA Inc.	Sergio Rossi USA Inc.
Registered office	New York, U.S.A.	New York, U.S.A.
Nominal value of registered capital				$ 150,000												$ 150,000
Proportion of ownership interest in subsidiary	99.09%	99.03%
Sergio Rossi UK Limited [member]
Disclosure of subsidiaries [line items]
Company	Sergio Rossi UK Limited	Sergio Rossi UK Limited
Registered office	London, U.K.	London, U.K.
Nominal value of registered capital | £										£ 2,350,000												£ 2,350,000
Proportion of ownership interest in subsidiary	99.09%	99.03%
Sergio Rossi Japan Limited [member]
Disclosure of subsidiaries [line items]
Company	Sergio Rossi Japan Limited	Sergio Rossi Japan Limited
Registered office	Tokyo, Japan	Tokyo, Japan
Nominal value of registered capital | ¥							¥ 100,000,000												¥ 100,000,000
Proportion of ownership interest in subsidiary	99.09%	99.03%
Sergio Rossi Hong Kong Limited [member]
Disclosure of subsidiaries [line items]
Company	Sergio Rossi Hong Kong Limited	Sergio Rossi Hong Kong Limited
Registered office	Hong Kong, P.R.C.	Hong Kong, P.R.C.
Nominal value of registered capital			$ 99,582,000												$ 99,582,000
Proportion of ownership interest in subsidiary	99.09%	99.03%
Sergio Rossi Shanghai Trading Limited [member]
Disclosure of subsidiaries [line items]
Company	Sergio Rossi Shanghai Trading Limited	Sergio Rossi Shanghai Trading Limited
Registered office	Shanghai, P.R.C.	Shanghai, P.R.C.
Nominal value of registered capital | €	€ 10,600,000	€ 10,600,000
Proportion of ownership interest in subsidiary	99.09%	99.03%
Sergio Rossi Deutschland GmbH [member]
Disclosure of subsidiaries [line items]
Company	Sergio Rossi Deutschland GmbH	Sergio Rossi Deutschland GmbH
Registered office	München, Germany	München, Germany
Nominal value of registered capital | €	€ 25,000	€ 25,000
Proportion of ownership interest in subsidiary	99.09%	99.03%